Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2025
Registrant Name	dei_EntityRegistrantName	FRANKLIN U.S. GOVERNMENT MONEY FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000038778
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2025
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Nov. 01, 2025